Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposit Assets [Abstract]
Time deposits minimum denomination	$ 100,000	$ 100,000
Aggregate amount of time deposits	12,300,000	14,800,000
Maximum limit of deposits insured by FDIC	$ 250,000